Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Schedule of Deferred Tax Assets and Liabilities of Carryovers Subject to Expiration

At December 31, 2023, the Company had the following carryovers subject to expiration:

Carryover	Amount	Begin to Expire In
1231 loss carryover	$798	2024
Net capital loss carryover	$29,402	2026
NOL carryover – Federal – indefinite life	$13,925,183	N/A
NOL carryover – Federal – subject to expiration	$23,207,997	2027
NOL carryover - state	$36,494,174	2024
Charitable contributions carryover	$25,000	2027
General business credit carryover ESB*	$129,310	2030
General business credit carryover NonESB*	$1,920,911	2026

Schedule of Components of Deferred Tax Assets and Liabilities

The components of the deferred income tax asset and liability as of December 31, 2023 and 2022 are as follows:

	December 31, 2023	December 31, 2022
Deferred Tax Assets (Liabilities):
General business credit carryover ESB	$129,310	$129,310
General business credit carryover NonESB	1,920,911	1,824,263
1231 loss carryover	219	219
Net capital loss carryover	8,086	4,805
NOL carryover - Federal	7,797,968	7,399,496
NOL carryover - State	2,372,121	2,308,126
Research and development	580,578	389,339
Charitable contributions carryover	6,875	6,875
Right of use assets - operating leases	(183,174)	(23,307)
Operating lease liabilities	185,395	29,419
Depreciation of property and equipment	23,362	20,776
Total deferred tax asset	12,841,651	12,089,321
Valuation allowance	(12,841,651)	(12,089,321)
Net Deferred Tax Asset	$-	$-

AgeX Therapeutics Inc [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Components of Deferred Tax Assets and Liabilities

The primary components of the net deferred tax assets and liabilities as of December 31, 2023 and 2022 were as follows (in thousands):

	December 31,
Deferred tax assets/(liabilities):	2023	2022
Net operating loss carryforwards	$14,278	$12,408
Capital loss carryforwards	3,120	3,120
Research and development credit carryforwards	1,178	1,138
Patents and fixed assets	975	879
Stock-based compensation	676	643
Capitalized research expenses	414	211
Other, net	175	62
Valuation allowance	(20,816)	(18,461)
Total net deferred tax assets	$-	$-

Schedule of Income Tax Rate Reconciliation

Income taxes differed from the amounts computed by applying the U.S. federal income tax rate indicated to pretax losses from operations as a result of the following:

	December 31,
	2023	2022
Computed tax benefit at federal statutory rate	21%	21%
Research and development and other credits	-%	1%
State tax benefit, net of effect on federal income taxes	4%	(7)%
Permanent differences	(4)%	-%
Stock-based compensation	(1)%	(2)%
Debt finance equity costs	(5)%	(6)%
Return to provision and other adjustments	-%	(5)%
Change in valuation allowance	(15)%	(2)%
	-%	-%

Schedule of Unrecognized Tax Benefits

	December 31,
	2023	2022
Balance at January 1	$379	$-
Additions for tax positions related to the current year	14	23
Additions for tax positions related to prior years	-	356
Reductions for tax positions related to prior years	-	-
Reductions related to settlements	-	-
Reductions related to a lapse of statute	-	-
Balance at December 31	$393	$379